Inventories (Details) - Schedule of inventories - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Inventories [Abstract]
Raw materials	$ 8,569,751	$ 10,699,515	$ 1,551,440
Finished goods	1,503,253	319,600	336,604
Packaging material	27,037	27,722	28,529
Inventories, net	$ 10,100,041	$ 11,046,837	$ 1,916,573